Commitments (Details) $ in Thousands	Dec. 31, 2023 CAD ($)
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	$ 5,642
Transportation agreements	212,400
Total	218,042
2024
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	618
Transportation agreements	52,691
Total	53,309
2025-2026
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	1,003
Transportation agreements	94,866
Total	95,869
2027-2028
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	563
Transportation agreements	47,601
Total	48,164
2029 and beyond
Disclosure Of Maturity Analysis Of Lease And Other Payments [Line Items]
Processing agreements	3,458
Transportation agreements	17,242
Total	$ 20,700